REDEEMABLE CONVERTIBLE PREFERRED STOCK - Preferred stock (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($)	Dec. 31, 2024 shares	Dec. 31, 2022 $ / shares
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Redeemable preferred stock, Liquidation preference	$ 288,831
Redeemable convertible preferred stock | shares	18,349,937		18,349,937
Conversion ratio	1
Minimum closing stock price | $ / shares	$ 68.0262
Minimum proceeds from IPO	$ 200,000
Series A-1 redeemable convertible preferred stock
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Redeemable preferred stock, Liquidation preference	$ 3,000	$ 3,000
Redeemable convertible preferred stock | shares	1,234,568
Conversion price | $ / shares				$ 2.43
Series A-2 redeemable convertible preferred stock
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Redeemable preferred stock, Liquidation preference	$ 6,000	6,000
Redeemable convertible preferred stock | shares	2,362,204
Conversion price | $ / shares				2.54
Series B-1 redeemable convertible preferred stock
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Redeemable preferred stock, Liquidation preference	$ 22,166	22,166
Redeemable convertible preferred stock | shares	2,718,539
Conversion price | $ / shares				8.15362
Series C-1 redeemable convertible preferred stock
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Redeemable preferred stock, Liquidation preference	$ 28,423	28,423
Redeemable convertible preferred stock | shares	3,570,724
Conversion price | $ / shares				7.96
Series C-2 redeemable convertible preferred stock
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Redeemable preferred stock, Liquidation preference	$ 26,857	26,857
Redeemable convertible preferred stock | shares	2,513,698
Conversion price | $ / shares				10.6842
Series D redeemable convertible preferred stock
REDEEMABLE CONVERTIBLE PREFERRED STOCK
Redeemable preferred stock, Liquidation preference	$ 202,385	$ 202,385
Redeemable convertible preferred stock | shares	5,950,204
Conversion price | $ / shares				$ 34.0131